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                         [WMA SECURITIES, INC.(SM) LOGO]
                                    POWER V

                            Variable Universal Life


                               1999 Annual Report

                          Includes Annual Reports for:

                             Kemper Variable Series

                             American Skandia Trust

                   Fidelity Variable Insurance Products Fund

                  Fidelity Variable Insurance Products Fund II

                 Fidelity Variable Insurance Products Fund III

                      Scudder Variable Life Investment Fund


                              [ZURICH KEMPER LOGO]

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                         [WMA SECURITIES, INC.(SM) LOGO]


                           Securities offered through
                              WMA Securities, Inc.
                               Member NASD & SIPC
                             5555 Triangle Parkway
                               Norcross, GA 30092
                                  770/453-9300

       POWER V is marketed exclusively by World Marketing Alliance, Inc.;
             distributed by Investors Brokerage Services, Inc.; and
            underwritten by Kemper Investors Life Insurance Company,
                           Long Grove, IL 60049-0001




PWRV-AN00 (2/00)              [ZURICH KEMPER LOGO]


                                                               BULK RATE
                                                              U.S. POSTAGE
                                                                  PAID
                                                             PERMIT NO. 240
                                                            PALATINE P&DC, IL


[ZURICH KEMPER LOGO]

1 KEMPER DRIVE
LONG GROVE, IL 60049-0001